Income Taxes - Schedule of the Income Tax Rate of the Group’s PRC Subsidiaries (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax expense	$ 132,142	$ 25,228
Deferred tax expense	65,626	91,275
Income tax expenses	$ 197,768	$ 116,503